REPORTING ENTITY - Other events - Clients credit reliefs (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Amortised cost before modification	$ 60,567,972	$ 83,183,736
Net modification loss	(33,939)	(135,108)
Loans to corporate entities [member]
Disclosure of financial assets [line items]
Amortised cost before modification	29,961,397	43,637,334
Net modification loss	(18,895)	(13,230)
Loans to consumers [member]
Disclosure of financial assets [line items]
Amortised cost before modification	16,834,900	24,776,794
Net modification loss	(8,819)	(82,971)
Mortgage [member]
Disclosure of financial assets [line items]
Amortised cost before modification	13,763,005	14,411,716
Net modification loss	(6,213)	(36,873)
Microcredit [member]
Disclosure of financial assets [line items]
Amortised cost before modification	8,670	357,892
Net modification loss	$ (12)	$ (2,034)